Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Related Party Balances and Transactions

All transactions with related parties have occurred in the normal course of operations. All amounts are unsecured, non-interest bearing and have no specific terms of settlement, unless otherwise noted.

(a) Related parties

	Years ended December 31,
	2018	2017
Universal Mineral Services Ltd. [1]
Exploration and evaluation costs:
Committee Bay	$510	$529
Homestake	136	352
Peru	179	136
Fees, salaries and other employee benefits	462	574
Insurance	1	2
Legal and professional fees	9	—
Marketing and investor relations	70	7
Office and administration	344	419
Project investigation costs	6	10
Regulatory, transfer agent and shareholder information	—	17
Total transactions for the year	$1,717	$2,046

1.	Universal Mineral Services Ltd., (“UMS”) is a private company with certain directors and officers in common. Pursuant to an agreement dated March 30, 2012 and as amended on December 30, 2015, UMS provides geological, financial and transactional advisory services as well as administrative services to the Company on an ongoing, cost recovery basis. Having these services available through UMS allows the Company to maintain a more efficient and cost-effective corporate overhead structure by hiring fewer full time employees and engaging outside professional advisory firms less frequently.

The outstanding balance owing at December 31, 2018 was $262 (December 31, 2017 – $179). In addition, the Company had $150 on deposit with UMS as at December 31, 2018 (December 31, 2017 - $150).

 (b) Compensation of key management personnel

During the period, compensation to key management personnel, being the Company’s six executives and six non-executive directors, was as follows:

	Years ended December 31,
	2018	2017
Short-term benefits provided to executives	$1,624	$1,962
Directors fees paid to non-executive directors	152	160
Share-based payments	590	899
	$2,366	$3,021